Commitments and Contingencies (Details) - Staffing 360 Solutions, Inc. [Member] - USD ($) $ in Thousands																					1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 01, 2025	Jan. 01, 2025	Dec. 01, 2024	Nov. 01, 2024	Oct. 09, 2024	Oct. 01, 2024	Sep. 30, 2024	Sep. 01, 2024	Aug. 01, 2024	Jul. 01, 2024	Jun. 30, 2024	Jun. 01, 2024	May 01, 2024	Mar. 09, 2024	Apr. 01, 2023	May 18, 2022	Jan. 01, 2020	Sep. 30, 2019	Jul. 02, 2018	Jan. 03, 2014	Apr. 30, 2023	Sep. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Dec. 30, 2022	Dec. 31, 2021	Aug. 27, 2020	Sep. 11, 2019	Aug. 27, 2019
Commitments and Contingencies [Line Items]
Minimum obligations, 2024																						$ 1,318	$ 1,358
Minimum obligations, 2025																						1,130	1,126
Minimum obligations, 2026																						1,076	1,021
Minimum obligations, 2027																						1,103	1,035
Minimum obligations, 2028																						676	1,072
Minimum obligations, beyond																							663
Key Resources, Inc. [Member]
Commitments and Contingencies [Line Items]
Payment totaling																							9,054		$ 8,344	$ 4,054
Business combination earnout consideration interest payment																		$ 10
Headway Workforce Solutions [Member]
Commitments and Contingencies [Line Items]
Payment totaling																$ 5,000							4,450
Contingent payment											$ 2,000										$ 2,000
Consideration transferred amount											$ 5,000										$ 5,000		9,000
Transferred remaining																						$ 5,000	5,000
Business Combination Earnout Consideration Prepone Date [Member]
Commitments and Contingencies [Line Items]
Payment totaling																											$ 2,027	$ 2,027	$ 2,027
Settlement and Release Agreement [Member]
Commitments and Contingencies [Line Items]
Litigation settlement														$ 2,000
Litigation settlement, interest							$ 114	$ 112	$ 113	$ 114		$ 114	$ 115
Settlement and Release Agreement [Member] | Headway Workforce Solutions [Member]
Commitments and Contingencies [Line Items]
Payment totaling																$ 4,450
Lease Obligations [Member]
Commitments and Contingencies [Line Items]
Minimum obligations, 2024																							1,358
Minimum obligations, 2025																							1,126
Minimum obligations, 2026																							1,021
Minimum obligations, 2027																							1,035
Minimum obligations, 2028																							1,072
Minimum obligations, beyond																							663
Rent expenses																							680	$ 1,388
Subsequent Event [Member] | Settlement and Release Agreement [Member]
Commitments and Contingencies [Line Items]
Litigation settlement					$ 1,500									$ 2,000
Litigation settlement, interest				$ 107	$ 511	$ 1,511
Subsequent Event [Member] | Release Agreement [Member]
Commitments and Contingencies [Line Items]
Final settlement plus interest								112
Mr. Brendan Flood [Member] | The Flood Employment Agreement [Member]
Commitments and Contingencies [Line Items]
Annual bonus percentage																				50.00%
Effective salary bonus															$ 538		$ 503
Percentage of annual base salary																	75.00%
Alicia Barker [Member] | The Barker Employment Agreement [Member]
Commitments and Contingencies [Line Items]
Effective salary bonus																								$ 250
Annual performance bonus percentage																								75.00%
Salary																							$ 325
Entitle to receive severance pay period																			12 months
Contingent Payment One [Member] | Headway Workforce Solutions [Member]
Commitments and Contingencies [Line Items]
Contingent payment, description																Adjusted EBITDA of $0 or less than $0= no Contingent Payment
Contingent Payment One [Member] | Headway Workforce Solutions [Member] | Previously Reported [Member]
Commitments and Contingencies [Line Items]
Contingent payment, description																Adjusted EBITDA of $0 or less than $0 = no Contingent Payment
Contingent Payment Two [Member] | Headway Workforce Solutions [Member]
Commitments and Contingencies [Line Items]
Contingent payment, description																Adjusted EBITDA of $500 x 2.5 multiple= $1,250 Contingent Payment
Contingent Payment Two [Member] | Headway Workforce Solutions [Member] | Previously Reported [Member]
Commitments and Contingencies [Line Items]
Contingent payment, description																Adjusted EBITDA of $500 x 2.5 multiple = $1,250 Contingent Payment
Contingent Payment Three [Member] | Headway Workforce Solutions [Member]
Commitments and Contingencies [Line Items]
Contingent payment, description																Adjusted EBITDA of $1,000 x 2.5 multiple= $2,500 Contingent Payment
Contingent Payment Three [Member] | Headway Workforce Solutions [Member] | Previously Reported [Member]
Commitments and Contingencies [Line Items]
Contingent payment, description																Adjusted EBITDA of $1,000 x 2.5 multiple = $2,500 Contingent Payment
Contingent Payment Four [Member] | Headway Workforce Solutions [Member]
Commitments and Contingencies [Line Items]
Contingent payment, description																Adjusted EBITDA of $1,800 x 2.5 multiple= $4,500 Contingent Payment
Contingent Payment Four [Member] | Headway Workforce Solutions [Member] | Previously Reported [Member]
Commitments and Contingencies [Line Items]
Contingent payment, description																Adjusted EBITDA of $1,800 x 2.5 multiple = $4,500 Contingent Payment
Contingent Payment Five [Member] | Headway Workforce Solutions [Member]
Commitments and Contingencies [Line Items]
Contingent payment, description																Adjusted EBITDA of $2,000 or more x 2.5 multiple= $5,000 Contingent Payment
Contingent Payment Five [Member] | Headway Workforce Solutions [Member] | Previously Reported [Member]
Commitments and Contingencies [Line Items]
Contingent payment, description																Adjusted EBITDA of $2,000 or more x 2.5 multiple = $5,000 Contingent Payment
Forecast [Member] | Settlement and Release Agreement [Member]
Commitments and Contingencies [Line Items]
Litigation settlement, interest	$ 705	$ 106	$ 107			$ 1,511		$ 112	$ 113	$ 114		$ 114	$ 115